Borrowings (Tables)	12 Months Ended
Sep. 30, 2022
Borrowings
Schedule of borrowings

	2022	2021	2020
	$'000	$'000	$'000
Current liabilities
Bridging finance	—	—	1,034
Convertible loan notes B	—	—	4,426
	—	—	5,460

	2022	2021	2020
	$'000	$'000	$'000
Fair value
Bridging finance	—	—	1,034
Convertible loan notes A (treated as equity)	—	—	1,411
Convertible loan notes B	—	—	4,426
	—	—	6,871